Loans - Risk Category of Loans by Class of Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Agricultural loans	$ 469,166	$ 415,164	$ 375,240
Commercial real estate loans	147,638	137,517	102,645
Commercial loans	52,597	53,745	51,008
Residential real estate loans	34,326	40,885	39,901
Installment and consumer other	302	811	344
Total gross loans	704,029	648,122	569,138
Sound/ Acceptable/ Satisfactory/ Low Satisfactory
Long Term Debt [Line Items]
Agricultural loans	407,488	342,598	307,673
Commercial real estate loans	123,301	104,609	67,259
Commercial loans	40,435	36,205	32,300
Residential real estate loans	26,527	29,738	27,598
Installment and consumer other	302	811	344
Total gross loans	598,053	513,961	435,174
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Long Term Debt [Line Items]
Agricultural loans	37,940	59,078	39,004
Commercial real estate loans	13,782	23,540	25,604
Commercial loans	5,459	7,568	11,280
Residential real estate loans	4,579	6,288	5,993
Total gross loans	61,760	96,474	81,881
Special Mention
Long Term Debt [Line Items]
Agricultural loans	3,139	2,591	21,244
Commercial real estate loans	4,664	6,327	2,719
Commercial loans	1,463	1,062	1,023
Residential real estate loans	3,203	2,863	3,117
Total gross loans	12,469	12,843	28,103
Substandard
Long Term Debt [Line Items]
Agricultural loans	20,599	10,897	7,319
Commercial real estate loans	5,891	3,041	7,063
Commercial loans	5,240	8,910	6,405
Residential real estate loans	17	1,996	3,193
Total gross loans	$ 31,747	$ 24,844	$ 23,980